The Cares Act - Additional Information (Detail) - Southern Airways Corporation - USD ($)			1 Months Ended			6 Months Ended
	Jun. 19, 2020	Apr. 17, 2020	Oct. 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Paycheck Protecton Programme Loan [Line Items]
Proceeds from other debt						$ 0	$ 1,000,000
Paycheck Protection Programme Loan
Paycheck Protecton Programme Loan [Line Items]
Proceeds from other debt		$ 4,300,000
Debt instrument date of issue		Apr. 07, 2020
Forgiveness of debt instrument			$ 4,300,000
Payroll Support Programme
Paycheck Protecton Programme Loan [Line Items]
Proceeds from other debt	$ 8,400,000
Payroll Support Programme Extension One
Paycheck Protecton Programme Loan [Line Items]
Proceeds from other debt					$ 4,700,000
Payroll Support Programme Payroll Support Programme Extension One And Extension Two
Paycheck Protecton Programme Loan [Line Items]
Other long term liabilities								$ 0
Payroll Support Programme Extension Two
Paycheck Protecton Programme Loan [Line Items]
Proceeds from other debt				$ 4,900,000
Deferred Liabilities Non Current | Paycheck Protection Programme Loan
Paycheck Protecton Programme Loan [Line Items]
Other long term liabilities								$ 4,300,000	$ 4,300,000